Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		$ 41,985
Balance at end of period		42,274	$ 41,985
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(5,462)	(4,818)
Effect of movements in foreign exchange		(49)	(432)
Amortization		(513)	(974)
Impairment		(58)	(15)
Disposals through sale and derecognition		135	779
Transfer (to)/from other asset categories and other movements	[1]	(62)	(3)
Balance at end of period		(6,009)	(5,462)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		47,447	44,852
Effect of movements in foreign exchange		362	2,242
Acquisitions through business combinations		185	13
Acquisitions and expenditures		270	1,217
Disposals through sale and derecognition		(137)	(794)
Transfer (to)/from other asset categories and other movements	[1]	156	(83)
Balance at end of period		48,284	47,447
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		38,478
Balance at end of period		38,991	38,478
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(91)
Effect of movements in foreign exchange		0
Impairment		(57)
Disposals through sale and derecognition		57
Balance at end of period		(91)	(91)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		38,569
Effect of movements in foreign exchange		295
Acquisitions through business combinations		185
Acquisitions and expenditures		29
Disposals through sale and derecognition		(57)
Transfer (to)/from other asset categories and other movements	[1]	61
Balance at end of period		39,082	38,569
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		1,263
Balance at end of period		1,145	1,263
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(1,332)
Effect of movements in foreign exchange		(20)
Amortization		(117)
Impairment		(1)
Disposals through sale and derecognition		19
Transfer (to)/from other asset categories and other movements	[1]	(17)
Balance at end of period		(1,469)	(1,332)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,595
Effect of movements in foreign exchange		20
Acquisitions and expenditures		0
Disposals through sale and derecognition		(19)
Transfer (to)/from other asset categories and other movements	[1]	18
Balance at end of period		2,614	2,595
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,219
Balance at end of period		2,110	2,219
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(3,960)
Effect of movements in foreign exchange		(25)
Amortization		(385)
Impairment		0
Disposals through sale and derecognition		58
Transfer (to)/from other asset categories and other movements	[1]	(44)
Balance at end of period		(4,357)	(3,960)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		6,179
Effect of movements in foreign exchange		39
Acquisitions and expenditures		241
Disposals through sale and derecognition		(58)
Transfer (to)/from other asset categories and other movements	[1]	66
Balance at end of period		6,467	6,179
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		26
Balance at end of period		28	26
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(79)
Effect of movements in foreign exchange		(4)
Amortization		(11)
Impairment		0
Disposals through sale and derecognition		2
Transfer (to)/from other asset categories and other movements	[1]	(1)
Balance at end of period		(93)	(79)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		104
Effect of movements in foreign exchange		8
Acquisitions and expenditures		0
Disposals through sale and derecognition		(4)
Transfer (to)/from other asset categories and other movements	[1]	12
Balance at end of period		$ 121	$ 104

[1]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.